Pay vs Performance Disclosure - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	€ (8,912,495)	€ (11,645,455)	€ (8,477,763)